Document and Entity Information	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Document and Entity Information:
Entity Registrant Name	American Laser Healthcare Corp
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Central Index Key	0001534099
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation		Sep 21, 2011
Entity Incorporation, State Country Name		State of Delaware

Balance Sheets (March 31, 2013 Unaudited) (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Current Assets
Cash and equivalents	$ 5,161		$ 71,824		$ 2,000
Inventories	42,569
Prepaid expense	41,498		51,250
Total current assets	106,743		138,074		2,000
Furniture & office equipment, net	2,983
Intangible assets	14,532		15,000
Total long-term assets	17,515		15,000
TOTAL ASSETS	106,743		138,074		2,000
Current liabilities
Accounts payable	21,051		1,305
Accrued liabilities	172,775		1,839		400
Promissory note payable	100,000		126,000
Interest payable	6,751		3,238
Common shares issuable			67,500
Total liabilities	300,577		199,882		400
Stockholders' equity (deficit)
Common Stock	1,837	[1]	1,790	[1]	2,000	[1]
Additional paid-in capital	194,056		16,603		943
Warrants	56,000
Accumulated (deficit)	(445,727)		(80,201)		(1,343)
Total stockholders' (deficit)	(193,834)		(61,809)		1,600
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 106,743		$ 138,074		$ 2,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Balance Sheets (March 31, 2013 Unaudited) - Parenthetical (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Balance Sheets
Preferred Stock, Par Value				[1]	$ 0.0001
Preferred Stock, Shares Authorized				[1]	20,000,000
Preferred Stock, Shares Issued					0
Preferred Stock, Shares Outstanding					0
Common Stock, Par Value	$ 0.00002	[2]	$ 0.00002	[2]	$ 0.0001	[2]
Common Stock, Shares Authorized	100,000,000	[2]	100,000,000	[2]	100,000,000	[2]
Common Stock, Shares Issued	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]
Common Stock, Shares Outstanding	91,835,500	[2]	89,500,000	[2]	89,500,000	[2]

[1]	The Company has not established any policies governing preferred stock as of September 30, 2012.
[2]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Statements of Operations (periods ending March 31, 2013 Unaudited) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Operating expenses
General and administrative	$ 260,401	$ 35,790		$ 348,769	$ 37,133			$ 420,946
Research and development	4,819			27,537				33,705
Total operating expenses	265,220	35,790	(943)	376,306	37,133	(74,203)	(75,146)	454,651
Loss from operations	(265,220)	(35,790)	(943)	(376,306)	(37,133)	(74,203)	(75,146)	(454,651)
Other income (expense)
Other income				15,000				15,000
Interest expense	(2,864)	(66)		(4,221)	(66)	(3,455)	(3,455)	(7,676)
Total other income (expense)	(2,864)	(66)	(943)	10,779	(66)	(77,658)	(78,601)	7,324
Income taxes			400			1,200	1,600	1,600
Net loss	$ (268,084)	$ (35,856)	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Loss per common share-basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.001)	$ (0.001)
Weighted average number of common shares outstanding-basic and diluted	91,228,333	19,175,824	20,000,000	90,768,104	20,000,000	65,380,051	57,629,562

Statement of Changes in Stockholders' Deficit (period ending March 31, 2013 Unaudited) (USD $)		Common Stock		Common Stock Shares issued for director fees		Common Stock Shares issued for asset purchase agreement		Common Stock Shares issued for conversion of Promissory notes, October 25, 2012	Common Stock Shares issued for promissory notes October 25, 2012	Common Stock Shares issued for cash November 2, 2012	Common Stock Shares issued for cash January 23, 2013	Common Stock Shares issued for cash February 19, 2013	Additional Paid-in Capital	Additional Paid-in Capital Shares issued for director fees	Additional Paid-in Capital Shares issued for asset purchase agreement	Additional Paid-in Capital Shares issued for conversion of Promissory notes, October 25, 2012	Additional Paid-in Capital Shares issued for promissory notes October 25, 2012	Additional Paid-in Capital Shares issued for cash November 2, 2012	Additional Paid-in Capital Shares issued for cash January 23, 2013	Additional Paid-in Capital Shares issued for cash February 19, 2013	Warrants	Accumulated Deficit	Accumulated Deficit Shares issued for director fees	Total	Shares issued for asset purchase agreement	Shares issued for conversion of Promissory notes, October 25, 2012	Shares issued for promissory notes October 25, 2012	Shares issued for cash November 2, 2012	Shares issued for cash January 23, 2013	Shares issued for cash February 19, 2013
Balance at Sep. 20, 2011
Shares issued for cash, Value		$ 2,000	[1]																					$ 2,000
Shares issued for cash, Shares	[1]	100,000,000
Net loss																						(1,343)		(1,343)
Balance, Value at Dec. 31, 2011		2,000											943									(1,343)		1,600
Additional paid-in capital at Dec. 31, 2011													943											943
Balance, Shares at Dec. 31, 2011		100,000,000
Stock redemption, Value		(1,950)	[1]																					(1,950)
Stock redemption, Shares	[1]	(97,500,000)
Shares issued for cash, Value		100	[1]										900											1,000
Shares issued for cash, Shares	[1]	5,000,000
Issuance of Stock, Value				140	[2]	1,500	[3]							1,260	13,500								1,400		15,000
Issuance of Stock, Shares				7,000,000	[2]	75,000,000	[3]
Net loss																						(78,858)		(78,858)
Balance, Value at Sep. 30, 2012		1,790											16,603									(80,201)		(61,809)
Additional paid-in capital at Sep. 30, 2012																								16,603
Balance, Shares at Sep. 30, 2012		89,500,000
Issuance of Stock, Value								14	5	4	4	20				67,486	25,995	19,996	19,996	99,980						67,500	26,000	20,000	20,000	100,000
Issuance of Stock, Shares								675,000	260,000	200,000	200,000	1,000,000
Net loss																						(365,526)		(365,526)
Warrants issued, March 6, 2013													(560,000)								56,000
Balance, Value at Mar. 31, 2013		1,837											194,056								56,000	(445,727)		(193,834)
Additional paid-in capital at Mar. 31, 2013																								$ 194,056
Balance, Shares at Mar. 31, 2013		91,835,000

[1]	Retroactively adjusted to reflect the 5-for-1 stock split of April 28, 2012
[2]	3,500,000 shares issued to David Janisch as director fees, and 3,500,000 shares issued to James Djen as director fees
[3]	75,000,000 shares to Macbeam Inc., Bia Mac, and Theresa Quach for a certain asset purchase agreement

Statements of Cash Flows (periods ending March 31, 2013 Unaudited) (USD $)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)
Adjustments to reconcile Net (Loss) to net cash provided (used) by operating activities
Depreciation and amortization		949				949
Common stock issued for directors' fees				1,400	1,400	1,400
Change in operating assets and liabilities
Change in Inventory		(42,569)				(42,569)
Change in Prepaid expenses		9,752	(51,000)	(51,250)	(51,250)	(41,498)
Change in Interest payable		3,513	66	3,238	3,238	6,751
Change in Accounts payable		19,746		1,305	1,305	26,026
Change in Accrued liabilities	400	170,937	2,190	1,439	1,839	168,250
Net cash used in operating activities	(943)	(203,199)	(85,943)	(122,726)	(123,669)	(327,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(3,464)				(3,464)
Net cash (used) in investing activities		(3,464)				(3,464)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of promissory notes		11,000	100,000	126,000	126,000	137,000
Payment of promissory notes		(11,000)				(11,000)
Stockholders' additional paid-in capital	2,943			1,000	3,943
Redemption of common stock			(1,950)	(1,950)	(1,950)	(1,950)
Proceeds from issuance of common stock		140,000	2,943	67,500	67,500	212,393
Net cash provided by financing activities	2,943	140,000	100,993	192,550	195,493	336,443
Net increase in cash	2,000	(66,663)	15,050	69,824	71,824	5,161
Cash at beginning of period		71,824		2,000
Cash at end of period	2,000	5,161	15,050	71,824	71,824	5,161
Non-cash transactions:
Common stock issued for conversion of promissory notes payable		26,000				26,000
Acquisition of intangible assets with issuance of common stock				15,000	15,000	15,000
Common stock issued for directors' fees				$ 1,400	$ 1,400	$ 1,400

Basis of Presentation	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Basis of Presentation

Note 1: Nature of Operations and Summary of Significant Policies

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is a development-stage SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses a patent to an FDA cleared device with patented methodology, the MB-System, and insurance reimbursement codes to allow payment for unattended treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through September 30, 2012, has received $67,500 in stock subscriptions.

Basis of Presentation

he summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Fair Value of Financial Instruments (other than Derivative Financial Instruments)

The carrying amounts reported in the balance sheets for cash and cash equivalents and prepaid expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. For the notes payable, the carrying amount reported is based upon the incremental borrowing rates otherwise available to the Company for similar borrowings.

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Loss per Common Share

The Company has adopted ASC 260 “Earnings Per Share”. Basic loss per common shares excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the loss of the entity. As of  September 30, 2012, and December 31, 2011, there are no outstanding dilutive securities.

Fair Value of Financial Instruments

FASB ASC 820 "Fair Value Measurements and Disclosures" establishes a three-tier fair value hierarchy, which priorities the inputs in measuring fair value. The hierarchy priorities the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that is either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amounts of financial assets and liabilities, such as cash and accrued liabilities approximate their fair values because of the short maturity of these instruments.

Revenue

The Company has no revenue as of September 30, 2012.

Note 1:  Basis of Presentation

The accompanying unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months period and six months period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full fiscal year. For further information, refer to the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2012.

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is an SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses the exclusive rights to the patented methodology, the MB Bioenergy Light Therapy System.  The patented device also has US FDA clearance through Amest Corporation who owns the FDA clearance with 510k registration K030275.  LLLT has associated insurance reimbursement codes to allow payment for treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through March 31, 2013, has received $140,000 in stock subscriptions.

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Inventories

Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.

Going Concern	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Going Concern

Note 2: Going Concern

The Company has sustained a cumulative net loss and accumulated deficit of $80,201, since inception of the Company on September 21, 2011. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

Management plans to raise additional funds for operations through a private placement that is ongoing and through January 23, 2013, the Company has raised $133,500, including $26,000 proceeds from conversion from two notes payable. The private placement is for up to $1,000,000. In addition, the Company is anticipating commencement of revenue through the sales of LLT machines.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiate with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Note 2:  Going Concern

The Company has sustained a net loss of $268,084 and $365,526 for the three months and six months ended March 31, 2013, respectively, and accumulated deficit of $445,727 at March 31, 2013.  The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and /or obtain additional financing from its stockholders and/or other third parties.

These financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, successfully locating and negotiate with a business entity for the combination of that target company with the Company.

There is no assurance that the Company will ever be profitable. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Recent Accounting Pronouncements	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Recent Accounting Pronouncements

Note 3: Recent Accounting Pronouncements

In January 2010, FASB issued ASU No. 2010-01- Accounting for Distributions to Shareholders with Components of Stock and Cash. The amendments in this update clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend for purposes of applying Topics 505 and 260 (Equity and Earnings Per Share). The amendments in this update are effective now. The adoption of this ASU did not have a material impact on our financial statements.

In January 2010, FASB issued ASU No. 2010-06 Improving Disclosures about Fair Value Measurements. This update provides amendments to Subtopic 820-10 that requires new disclosure as follows: 1) Transfers in and out of Levels 1 and 2 . A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number). This update provides amendments to Subtopic 820-10 that clarifies existing disclosures as follows: 1) Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities. 2) Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3 . The new disclosures and clarifications of existing disclosures are effective now. The adoption of the ASU’s did not have a material impact on the financial statements.

In December 2010, the FASB issued ASU 2010-29, which contains updated accounting guidance to clarify the acquisition date that should be used for reporting pro forma financial information when comparative financial statements are issued. This update requires that a company should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This update also requires disclosure of the nature and amount of material, nonrecurring pro forma adjustments. The adoption of this ASU did not have a material impact on our financial statements.

In May 2011, the FASB issued ASU 20 11-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS) of Fair Value Measurement                Topic 820.” ASU 20 11-04 is intended to provide a consistent definition of fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The amendments include those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements, as well as those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of this ASU is not expected to have a material impact on our financial statements.

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill Impairment which is intended to simplify goodwill impairment testing by permitting the assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test. Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more likely than not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances. This update is effective for fiscal years beginning after December 15, 20 11, with early adoption permitted. We have adopted the provisions of this update at the beginning of our fourth quarter. The adoption of this provision did not have a material impact on our financial statements.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Companys financial statements upon adoption.

Note 3:  Recent Accounting Pronouncements

Recently issued accounting pronouncements

We do not expect the adoption of recently issued accounting pronouncement to have a significant impact on our results of operations, financial position or cash flow.

Inventories (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Inventories	Note 4: Inventories As of March 31, 2013, the Company has inventories of $41,249 for medical devices and of $1,320 in accessories for the medical devices.

Prepaid Expenses	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Prepaid Expenses	Note 4: Prepaid Expenses Prepaid expenses of $50,000 are for legal fees and $1,250 for rent.	Note 5: Prepaid Expenses Prepaid expenses consist of $30,000 legal fees, $837 for insurance, $300 for rent, and $10,361 of security deposits.

Intangible Assets	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Intangible Assets

Note 5: Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000. The patent was acquired in the period ending September 30, 2012 and has a remaining life of 16 years.

Note 6:  Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000.  The patent was acquired in the quarter ended September 30, 2012 and has a remaining useful life of 16 years.  The intangible asset is amortized over 16 years at a monthly amortization expense of $78.  The accumulated amortization expense for the three and six months period ending March 31, 2013 was $234 and $468, respectively.

Research and Development Expenses (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Research and Development Expenses

Note 7:  Research and Development Expenses

The Company incurred research and development expenses of $4,819 and $27,537 for the three and six months period ended March 31, 2013, respectively.  These expenses consisted of engineering and software development costs in updating the MB Bioenergy Light Therapy System to a touch screen display model.

Income Tax (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Notes
Income Tax

Note 6: Income Tax

At September 30, 2012, the Company has a federal and California operating loss carry forward of approximately $80,000, which expire in 2032, unless previous utilized.

The deferred tax asset as of September 30, 2012 was approximately $32,000. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of September 30, 2012 and, accordingly, recorded a full valuation allowance.

Under Section 382 of Internal Revenue Code, if a corporation undergoes “ownership change” generally defined as a greater than 50% change (by value) in its equity ownership over a three-year period, the corporation’s ability to use its post-change income may be limited. Therefore, some of the Company’s NOL’s may be subject to Section 382 limitations.

Warrants Issuance (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Warrants Issuance

Note 9:  Warrants Issuance

On March 6, 2013, the Company issued warrants to accredited investors participating in the Private Placement Memorandum (the “PPM”).  Under the terms of the PPM, the Company issued an aggregate of 2,335,000 units (the “Units”), consisting of 2,335,000 shares of common stock and 1,167,500 warrants at a purchase price of $.10 per unit.  Each Unit consists of one share of common stock and a warrant to purchase .5 shares of common stock.  The warrants have an exercise price of $.10 per share and expire one year from the date of issuance.

The fair value of the warrants issued on March 6, 2013 was estimated to be $56,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 130.01%, risk free interest rate of .15% and an expected life of one year.

The following table represents a summary of warrants outstanding as of March 31, 2013:

Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05

All warrants were fully vested upon issuance.

Accrued Liabilities (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Accrued Liabilities

Note 10:  Accrued Liabilities

Accrued liabilities consist of $100,000 accrued liability from the VAR agreement for the transfer of manufacturing and servicing rights under an FDA (510k) clearance (see Note 12 below for additional information); of $67,800 accrued salaries and of $4,975 credit card payable.

On January 2, 2013, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment under a US FDA 510K clearance, with registration number K030275.  As agreed, Amest Corporation would transfer the manufacturing and servicing rights under the FDA clearance to the Company.  The Company is currently in the process of that transfer.  In exchange, the Company will pay cash or issue a $100,000 promissory note to Amest Corporation. The VAR agreement shall expire in one year and is automatically renewed for additional one year, and can be cancelled by either party with a 30 days notification. The Company will also purchase products from Amest Corporation and will re-label, re-sell or distribute such products with the Company’s name. Amest is currently the sole supplier to the Company, and the Company effectively, has the exclusive right to purchase these products from Amest as the Company has the US patent related to these products.

Related Party Transactions (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Related Party Transactions

Note 11:  Related Party Transactions

On March 28, 2013, the Company’s attorney who is providing legal and consulting services purchased a unit from the Company for $7,500, which has applied to his legal and consulting fees.

Notes Payable	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Notes Payable

Note 7: Notes Payable

The Company has three short-term unsecured notes. A $100,000 note with a 6% annual interest rate, dated March 16, 2012. Interest and principal are due on March 15, 2013. Approximately $3,300 interest expense for this note is accrued at September 30, 2012. Another two individual notes for $16,000 and $10,000, dated August 3, 2012 and September 8, 2013, respectively, are due on November 8, 2012. Approximately $153 interest expense for both notes using 6% of imputed annual interest rate is accrued at September 30, 2012.Subsequent to September 30, 2012 both $16,000 and $10,000 notes were converted into the Company’s common stock. See Note 9 for additional information.

Note 12:  Notes Payable

The Company has a short-term unsecured note of $100,000 with a 6% annual interest rate, dated March 16, 2012, which was renewed on March 16, 2013. Principal and accrued interest are due on March 15, 2014.  This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.

Interest expense for the three and six months period ended March 31, 2013 totaled approximately $1,500 and   $3,000 respectively.

Common Shares Issuable (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Notes
Common Shares Issuable

Note 8: Common Shares Issuable

The Company offered a Private Placement Offering Memorandum and received $67,500 in funding. The Company has not issued the share certificates to the investors as of September 30, 2012.

Stock Issued	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Stock Issued

Note 9: Stockholders’ Equity

On July 18, 2012, the Company issued 3,500,000 common shares to David Janisch and 3,500,000 common shares to James Djen as payments for direct fees. The fair value of the services rendered by each director was $700. Based on 3,500,000 common shares @ $0.0002 per share, the fair value of each director fee was determined at $700. The director fees totaled to 7,000,000 common shares @ $0.0002 per share at $1,400.

On July 23, 2012, the Company issued an aggregate of 75,000,000 common shares to Macbeam Inc., Bia Mac and Theresa Quach in exchange for certain assets per a purchase agreement entered by the Company.

Note 8:  Stock Issuance

On October 25, 2012, the Company issued 675,000 common shares to the investors of the Private Placement Offering Memorandum for the $67,500 received prior to this issuance.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 260,000 common shares at $0.1000 per share.

On November 2, 2012, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On January 23, 2013, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

On February 19, 2013, the Company issued 1,000,000 common shares at a price of $0.10 per share for a total of $100,000 through a Private Placement Offering.

Commitments and Contingencies (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Commitments and Contingencies

Note 13:  Commitments and Contingencies

On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company.  The term of the agreement is for one year and expires on August 31, 2013.  The Company has incurred legal expenses of $4,000 and $10,000 for the three and six months period ended March 31, 2013.

On October 12, 2012, the Company entered into a licensing agreement with a third party, based in Southern California for the purpose of allowing the third party to operate walk in pain therapy clinics, using the current MB Bioenergy Light Therapy System.  This agreement was terminated on April 23, 2013.

Lease Agreement (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Lease Agreement

Note 14:  Lease Agreement

The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012.  The lease term is one year with monthly lease payment of $2,904.  The lease is subject to renew upon expiration.  According to the lease term, the Company made a security deposit totaled $9,002.  The Company also leases a conference room nearby in the same city on a month to month basis for $300 per month, which was terminated on May 31, 2013.

Subsequent Events	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Subsequent Events

Note 10: Subsequent Events

On October 1, 2012, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment, and is the owner of 510k registration K030275 with the US FDA (“510k”). Amest Corporation will transfer the FDA clearance to the Company in exchange for a $100,000 promissory note, due on December 31, 2013. The Company will purchase products from Amest Corporation and to re-sell, re-label and to distribute such products and the FDA clearance. The Company is the owner of the US patent related to these products.

On October 12, 2012, the Company entered into a licensing agreement with Aquentium, Inc. based in Lake Elsinore, California for the purpose of allowing Aquentium to operate walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 260,000 common shares at $0.1000 per share.

During the period of October 1, 2012 through January 23, 2013, the Company issued 875,000 common shares at a price of $0.10 per share for a total of $87,500 through a Private Placement Offering.

On January 23, 2013, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

Note 15:  Subsequent Events

On April 3, 2013, the Company issued 300,000 common shares at a price of $0.10 per share for a total of $30,000 through a Private Placement Offering.

On April 3, 2013, the Company signed a Memorandum of Understanding with Xin Yao Investment Group, LTD, based in Richmond, Canada for the purpose of commercializing the Company’s intellectual property in China.

On April 11, 2013, the Company’s Board of Directors by unanimous consent and by written consent of the shareholders to effect a reverse stock split of the Corporation’s common stock at the rate of one (1) share of new Common Stock for each ten (10) shares of Common Stock held on April 11, 2013.  This reverse split is not reflected in the financial statements and footnotes as the split was after March 31, 2013.

On April 23, 2013, the Company terminated a licensing agreement with a third party based in Southern California, for the failure to pay the initial license fee payment for the purpose of allowing the operation of walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On May 14, 2013, the Company issued 5,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $5,000 through a Private Placement Offering.

On May 31, 2013, the Company signed an Exclusive and Non-Exclusive Distributor Agreement and replaces the Exclusive Distributor Agreement signed on February 20, 2013, with Bio Beta Technology based in Garden Grove, California.  Bio Beta Technology agrees to purchase 50 units during 2013 and 100 units in 2014 to maintain its exclusivity in Vietnam and Cambodia.

On June 12, 2013, the Company issued 10,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $10,000 through a Private Placement Offering.

Basis of Presentation: Nature of Operations (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Nature of Operations

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is a development-stage SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses a patent to an FDA cleared device with patented methodology, the MB-System, and insurance reimbursement codes to allow payment for unattended treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through September 30, 2012, has received $67,500 in stock subscriptions.

Nature of Operations

American Laser Healthcare Corporation, formerly known as Amberwood Acquisition Corporation, (“ALHC” or “the Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company is an SEC reporting company that intends to improve health and wellness by providing access to innovative diagnostics and treatment for patients with pain and other common medical conditions. The Company plans to do this by creating and managing a profitable medical device product development business coupled with a healthcare service business that provides a protocol and pathway for the adoption and implementation of Low Level Light Therapy (LLLT).

The Company possesses the exclusive rights to the patented methodology, the MB Bioenergy Light Therapy System.  The patented device also has US FDA clearance through Amest Corporation who owns the FDA clearance with 510k registration K030275.  LLLT has associated insurance reimbursement codes to allow payment for treatment.

On August 1, 2012, the Company offered a Private Placement Offering Memorandum (PPM) of 10,000,000 shares of common stock at $0.10 per share for an aggregate of $1,000,000, and through March 31, 2013, has received $140,000 in stock subscriptions.

Basis of Presentation: Basis of Presentation (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Basis of Presentation

Basis of Presentation

he summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Basis of Presentation

The summary of significant accounting policies presented below is designed to assist in understanding the Company's financial statements. Such financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America ("GAAP") in all material respects, and have been consistently applied in preparing the accompanying financial statements.

Basis of Presentation: Use of Estimates (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Basis of Presentation: Concentration of Risk (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company places its cash with high quality banking institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit.

Basis of Presentation: Fair Value of Financial Instruments (other than Derivative Financial Instruments) (Policies) (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Policies
Fair Value of Financial Instruments (other than Derivative Financial Instruments)

Fair Value of Financial Instruments (other than Derivative Financial Instruments)

The carrying amounts reported in the balance sheets for cash and cash equivalents and prepaid expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. For the notes payable, the carrying amount reported is based upon the incremental borrowing rates otherwise available to the Company for similar borrowings.

Basis of Presentation: Income Taxes (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Income Taxes

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Income Taxes

Under ASC 740, "Income Taxes", deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.

Basis of Presentation: Earnings Per Share, Policy (Policies) (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Policies
Earnings Per Share, Policy

Loss per Common Share

The Company has adopted ASC 260 “Earnings Per Share”. Basic loss per common shares excludes dilution and is computed by dividing net loss by the weighted average number of common shares outstanding during the period. Diluted loss per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the loss of the entity. As of  September 30, 2012, and December 31, 2011, there are no outstanding dilutive securities.

Basis of Presentation: Fair Value of Financial Instruments (Policies) (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB ASC 820 "Fair Value Measurements and Disclosures" establishes a three-tier fair value hierarchy, which priorities the inputs in measuring fair value. The hierarchy priorities the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers include:

Level 1:	defined as observable inputs such as quoted prices in active markets;
Level 2:	defined as inputs other than quoted prices in active markets that is either directly or indirectly observable; and
Level 3:	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The carrying amounts of financial assets and liabilities, such as cash and accrued liabilities approximate their fair values because of the short maturity of these instruments.

Basis of Presentation: Revenue Recognition (Policies)	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Policies
Revenue Recognition	Revenue The Company has no revenue as of September 30, 2012.

Revenue Recognition

The revenue is recognized when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered, and the customer takes ownership and assumes risk of loss; (3) the seller’s price to the buyer is fixed or determinable; and (4) collection is reasonably assured.  The Company has not generated revenue since the inception of September 21, 2011.

Basis of Presentation: Inventories (Policies) (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Policies
Inventories	Inventories Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.

Warrants Issuance: Summary of warrants outstanding (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Summary of warrants outstanding	The following table represents a summary of warrants outstanding as of March 31, 2013:
Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014

Warrants Issuance: Summary of warrant activity (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Summary of warrant activity

Below is a summary of warrant activity for the three months ended March 31, 2013:

	Number Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2013	0			0
Granted	1,167,500	$.10	1	$0.05
Exercised	---	---	---	---
Expired or Cancelled	---	---	---	---
Outstanding at March 31, 2013	1,167,500	$.10	1	$0.05

Basis of Presentation: Nature of Operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2013		Dec. 31, 2011		Mar. 31, 2013 Private Placement Offering Memorandum (PPM)	Sep. 30, 2012 Private Placement Offering Memorandum (PPM)	Aug. 01, 2012 Private Placement Offering Memorandum (PPM)
Entity Incorporation, Date of Incorporation	Sep 21, 2011
Entity Incorporation, State Country Name	State of Delaware
Common Stock, Value, Subscriptions						$ 140,000	$ 67,500
Common Stock, Shares Authorized	100,000,000 [1]	100,000,000	[1]	100,000,000	[1]			10,000,000
Share Price								$ 0.1
Aggregate value of shares authorized								$ 1,000,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.

Basis of Presentation: Earnings Per Share, Policy (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Details
Dilutive Securities Outstanding	$ 0	$ 0

Going Concern (Details) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013
Details
Accumulated (deficit)	$ 445,727		$ 1,343	$ 445,727		$ 80,201	$ 80,201	$ 445,727
Net loss	$ (268,084)	$ (35,856)	$ (1,343)	$ (365,526)	$ (37,199)	$ (78,858)	$ (80,201)	$ (445,727)

Prepaid Expenses (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Details
Prepaid legal fees	$ 30,000	$ 50,000
Prepaid Rent	300	1,250
Prepaid Insurance	837
Prepaid security deposits	$ 10,361

Intangible Assets (Details) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2012
Details
Finite-Lived Patents, Gross			$ 15,000
Finite-Lived Intangible Assets, Amortization Expense	$ 234	$ 468

Notes Payable (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2013 Short-term Note 1	Mar. 31, 2013 Short-term Note 1	Sep. 30, 2012 Short-term Note 1	Sep. 30, 2012 Short-term Note 2	Sep. 30, 2012 Short-term Note 3
Short-term Debt								$ 100,000	$ 100,000	$ 100,000	$ 16,000	$ 10,000
Short-term Debt, Weighted Average Interest Rate								6.00%	6.00%	6.00%	6.00%	6.00%
Short-term Debt, Terms									Principal and accrued interest are due on March 15, 2014. This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.	Interest and principal are due on March 15, 2013.	due on November 8, 2012	due on November 8, 2012
Short-term Debt, Date									Mar 16, 2012
Interest expense	$ 2,864	$ 66	$ 4,221	$ 66	$ 3,455	$ 3,455	$ 7,676	$ 1,500	$ 3,000

Stock Issued (Details) (USD $)	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012	Oct. 25, 2012	Oct. 25, 2012 Note 1	Oct. 25, 2012 Note 2	Sep. 30, 2012 David Janisch	Sep. 30, 2012 James Djen	Sep. 30, 2012 All directors	Sep. 30, 2012 Macbean Inc., Bia Mac and Theresa Quach
Stock Issued During Period, Shares, Issued for Services												3,500,000	3,500,000		75,000,000
Fair value of services rendered												$ 700	$ 700	$ 1,400
Price per share												$ 0.0002	$ 0.0002
Shares to the investors of the Private Placement Offering Memorandum									675,000
Shares to the investors of the Private Placement Offering Memorandum, Amount									67,500
Common shares issued for conversion of Promissory Notes, Value										16,000	10,000
Common shares issued for conversion of Promissory Notes									260,000
Common shares issued for conversion of Promissory Notes, price per share									$ 0.1
Stock issued through Private Placement Offering, Shares	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 1	[1]	$ 1	[1]	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Stock issued through Private Placement Offering, Amount	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000	$ 20,000

[1]	After a reverse stock split.

Subsequent Events (Details) (USD $)	4 Months Ended
	Jan. 23, 2013	Jun. 12, 2013		May 14, 2013		Apr. 03, 2013	Feb. 19, 2013	Nov. 02, 2012
Details
Shares issued through a Private Placement Offering, Number of Shares	875,000
Shares issued through a Private Placement Offering, Share Price	$ 0.1
Shares issued through a Private Placement Offering, Total Amount	$ 87,500
Stock issued through Private Placement Offering, Shares	200,000	10,000	[1]	5,000	[1]	300,000	1,000,000	200,000
Stock issued through Private Placement Offering, Share Price	$ 0.1	$ 1	[1]	$ 1	[1]	$ 0.1	$ 0.1	$ 0.1
Stock issued through Private Placement Offering, Amount	$ 20,000	$ 10,000	[1]	$ 5,000	[1]	$ 30,000	$ 100,000	$ 20,000

[1]	After a reverse stock split.

Inventories (Details) (USD $)	Mar. 31, 2013
Details
Inventories, medical devices	$ 41,249
Inventories, medical device accessories	$ 1,320

Research and Development Expenses (Details) (USD $)	3 Months Ended	6 Months Ended	18 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2013
Details
Research and development	$ 4,819	$ 27,537	$ 33,705

Warrants Issuance (Details) (Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM"), USD $)	6 Months Ended
Mar. 31, 2013
Warrants to accredited investors participating in the Private Placement Memorandum (the "PPM")
Debt Instrument, Issuance Date	Mar 6, 2013
Debt Instrument, Issuer	the Company
Warrants Issuance, aggregate units	2,335,000
Warrants Issuance, shares of common stock	2,335,000
Warrants Issuance, warrants	1,167,500
Warrants Issuance, purchase price per unit	$ 0.1
Warrants Issuance, exercise price per share	$ 0.1
Long-term Debt, Fair Value	$ 56,000
Fair Value Measurements, Valuation Techniques	Black-Scholes option pricing model
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Volatility Rate	130.01%
Fair Value Assumptions, Risk Free Interest Rate	15.00%
Fair Value Assumptions, Expected Term	1 year

Warrants Issuance: Summary of warrants outstanding (Details) (USD $)	Mar. 31, 2013
Details
Warrants outstanding, number of shares	1,167,500
Warrants outstanding, exercise price	$ 0.1
Warrants outstanding, expiration date	Mar 5, 2014

Warrants Issuance: Summary of warrant activity (Details) (USD $)	3 Months Ended
Mar. 31, 2013
Details
Warrants outstanding, start of period	0
Warrants outstanding, weighted average grant date fair value per share, start of period	$ 0
Warrants granted, shares	1,167,500
Warrants granted, weighted average exercise price	$ 0.1
Warrants granted, weighted average remaining contractual term in years	1
Warrants granted, Weighted Average Grant Date Fair Value Per Share	$ 0.05
Warrants outstanding, end of period	1,167,500
Warrants outstanding, weighted average exercise price, end of period	$ 0.1
Warrants outstanding, weighted average remaining contractual term in years, end of period	1
Warrants outstanding, weighted average grant date fair value per share, end of period	$ 0.05

Accrued Liabilities (Details) (USD $)	Mar. 31, 2013
Details
Accrued liabilities, VAR agreement	$ 100,000
Accrued liabilities, salaries	67,800
Accrued liabilities, credit card payable	$ 4,975

Related Party Transactions (Details) (USD $)	6 Months Ended
Mar. 31, 2013
Details
Related Party Transaction, Date	Mar 28, 2013
Related Party Transaction, Description of Transaction	the Company’s attorney who is providing legal and consulting services purchased a unit from the Company
Related Party Transaction, Amounts of Transaction	$ 7,500
Related Party Transaction, Terms and Manner of Settlement	applied to his legal and consulting fees

Commitments and Contingencies (Details) (Legal and consulting services, USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013
Legal and consulting services
Purchase Commitment, Description		On August 1, 2012, the Company entered a service agreement with an attorney in providing legal and consulting services as general legal counsel to the Company. The term of the agreement is for one year and expires on August 31, 2013.
Legal Fees	$ 4,000	$ 10,000

Lease Agreement (Details) (Legal and consulting services, USD $)	6 Months Ended
	Mar. 31, 2013	Nov. 05, 2012
Legal and consulting services
Lease Agreement, Description	The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term is one year with monthly lease payment of $2,904. The lease is subject to renew upon expiration.
Security Deposit		$ 9,002